Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and intangible assets

Impairment testing

BNY Mellon’s three business segments include seven reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Management segment is comprised of two reporting units. The Investment Services segment is comprised of four reporting units. One reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with its carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value.

BNY Mellon conducted its annual goodwill impairment test on a quantitative basis on all seven reporting units in the second quarter of 2013. The estimated fair value of the Company’s seven reporting units exceeded the carrying value and no goodwill impairment was recognized.

Intangible assets not subject to amortization are tested annually for impairment or more often if events or circumstances indicate they may be impaired.

Goodwill

Total goodwill decreased in 2013 compared with 2012 resulting from the sale of Newton’s private client business primarily offset by the impact of foreign exchange translation on non-U.S. dollar denominated goodwill. The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2011	$9,373	$8,491	$40	$17,904
Acquisition	70	—	—	70
Foreign exchange translation	63	38	—	101
Other (a)	2	(12)	10	—
Balance at Dec. 31, 2012	$9,508	$8,517	$50	$18,075
Disposition	(69)	—	—	(69)
Foreign exchange translation	17	33	—	50
Other (a)	17	—	—	17
Balance at Dec. 31, 2013	$9,473	$8,550	$50	$18,073

(a)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible assets

The decrease in intangible assets in 2013 compared with 2012 primarily resulted from amortization of intangible assets. Amortization of intangible assets was $342 million in 2013, $384 million in 2012 and $428 million in 2011. In 2013, we recorded an $8 million impairment charge related to the write-down of the value of a customer contract intangible in the Investment Services business to its fair value. The table below provide a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	Investment Services		Other	Consolidated
Balance at Dec. 31, 2011	$2,382	$1,922		$848	$5,152
Acquisition	23	—		—	23
Amortization	(192)	(192)		—	(384)
Foreign exchange translation	15	3		—	18
Other (a)	—	(1)		1	—
Balance at Dec. 31, 2012	$2,228	$1,732		$849	$4,809
Disposition	(7)	(1)		—	(8)
Amortization	(148)	(194)	(b)	—	(342)
Foreign exchange translation	6	2		—	8
Other (a)	(14)	(1)		—	(15)
Balance at Dec. 31, 2013	$2,065	$1,538		$849	$4,452

(a)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

(b)	Includes an $8 million intangible asset impairment recorded in 2013.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2013				Dec. 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$2,043	$(1,449)	$594	12 years	$2,114	$(1,353)	$761
Customer contracts—Investment Services	2,352	(1,202)	1,150	12 years	2,353	(1,018)	1,335
Other	76	(60)	16	5 years	125	(100)	25
Total subject to amortization	4,471	(2,711)	1,760	12 years	4,592	(2,471)	2,121
Not subject to amortization: (a)
Trade name	1,369	N/A	1,369	N/A	1,368	N/A	1,368
Customer relationships	1,323	N/A	1,323	N/A	1,320	N/A	1,320
Total not subject to amortization	2,692	N/A	2,692	N/A	2,688	N/A	2,688
Total intangible assets	$7,163	$(2,711)	$4,452	N/A	$7,280	$(2,471)	$4,809

(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2014	$302
2015	269
2016	240
2017	215
2018	180